SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares		Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2018 USD ($) shares	Dec. 01, 2018 shares	Dec. 31, 2017 USD ($) shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised					51,000,000		51,000,000
Issued capital | ¥	¥ 206	[1]	¥ 151
Issuance of new shares | ¥	97		53
Equity compensation | ¥	3		2
Issued capital | ¥	¥ 306	[2]	¥ 206	[1]
Value of Shares authorised | $					$ 400		$ 400
Balance	3,851,485		2,820,939
Issuance of new shares (in shares)					1,770,299	56,919	1,003,152
Equity compensation (in shares)	56,919		27,394
Ending Balance (in shares)	5,678,703		3,851,485

[1]	Equivalent to US$31,000
[2]	Equivalent to US$45,000